BOSTON PARTNERS MID CAP VALUE FUND
                      (INSTITUTIONAL AND INVESTOR CLASSES)

                                       OF

                               THE RBB FUND, INC.

                        SUPPLEMENT DATED MAY 29, 1998
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 1997

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. (the "Distributor" or "PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Fund.

CHANGE IN PLAN OF DISTRIBUTION

  Effective May 29, 1998, the Plan of Distribution for the Institutional Class, adopted by the Fund in the manner prescribed by Rule 12b-1 under the Investment Company Act of 1940, as amended, shall be discontinued.

ADMINISTRATIVE SERVICES AGENT

  Effective May 29, 1998, PDI will act as Administrative Services Agent to the Fund with respect to its Institutional Class shares, providing certain administrative services to such Class that are not provided by PFPC. These services include furnishing corporate secretarial, data processing and clerical services, acting as liaison between the Fund and the Fund's various service providers, assisting in the coordinating of the preparation of reports to shareholders, including proxy statements and annual, semi-annual and quarterly reports and generally assisting in monitoring and developing compliance procedures for the Fund. As compensation for such administrative services, PDI is entitled to a monthly fee calculated at the annual rate of .15% of the Fund's Institutional Class' average daily net assets.


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                       BOSTON PARTNERS LARGE CAP VALUE FUND
                 (INSTITUTIONAL, ADVISOR, AND INVESTOR CLASSES)

                                       OF

                               THE RBB FUND, INC.

                        SUPPLEMENT DATED MAY 29, 1998
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 1997

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. (the "Distributor" or "PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Fund.

CHANGE IN PLAN OF DISTRIBUTION

  Effective May 29, 1998, the Plan of Distribution for the Institutional Class, adopted by the Fund in the manner prescribed by Rule 12b-1 under the Investment Company Act of 1940, as amended, shall be discontinued.

ADMINISTRATIVE SERVICES AGENT

  Effective May 29, 1998, PDI will act as Administrative Services Agent to the Fund with respect to its Institutional Class shares, providing certain administrative services to such Class that are not provided by PFPC. These services include furnishing corporate secretarial, data processing and clerical services, acting as liaison between the Fund and the Fund's various service providers, assisting in the coordinating of the preparation of reports to shareholders, including proxy statements and annual, semi-annual and quarterly reports and generally assisting in monitoring and developing compliance procedures for the Fund. As compensation for such administrative services, PDI is entitled to a monthly fee calculated at the annual rate of .15% of the Fund's Institutional Class' average daily net assets.